DEFERRED CHARGES AND OTHER ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of deferred charges and other assets, net
Deferred charges and other assets, net consisted of the following:

	December 31, 2017	December 31, 2016
Deferred turnaround costs, net	$560,403	$302,919
Catalyst, net	131,019	114,788
Linefill	19,485	19,485
Pension plan assets	9,593	9,440
Environmental credits	42,452	51,636
Intangible assets, net	537	577
Other	16,099	5,158
	$779,588	$504,003

Intangible assets, net
Intangible assets, net was comprised of permits and emission credits as follows:

	December 31, 2017	December 31, 2016
Gross amount	$3,996	$3,597
Accumulated amortization	(3,419)	(3,378)
Net amount	$577	$219